ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS
33. ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group’s PRC VIEs and subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of certain percentages of the after-tax income or the increase in net assets for the year (as determined under accounting principles generally accepted in the PRC) should be set aside at each year end as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Group’s PRC VIEs and subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances. The Group’s restricted net assets, comprising of the registered paid in capital and statutory reserve of Company’s PRC subsidiaries and VIEs, were RMB 1,540,405 and RMB 1,255,894 as of December 31, 2016 and 2017, respectively.

The condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIEs.

The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Company’s condensed financial statements, its investments in subsidiaries are reported using the equity method of accounting.

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2016 and 2017, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial information of Parent Company

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	1,467	323	50
Amounts due from related parties	183,676	261,867	40,249
Prepaid expenses and other current assets	341	2,770	426
Total current assets	185,484	264,960	40,725

Non-current assets:
Property and equipment, net	-	-	-
Intangible assets, net	8	-	-
Investment in subsidiaries	-	-	-
Total non-current assets	8	-	-

Total assets	185,492	264,960	40,725

LIABILITIES
Current liabilities:
Amounts due to related parties	19,605	17,325	2,663
Accrued and other liabilities	49,371	41,196	6,334
Total current liabilities	68,976	58,521	8,997

Non-current liabilities:
Long-term borrowing from third party	-	39,205	6,026
Total non-current liabilities	-	39,205	6,026

Total liabilities	68,976	97,726	15,023

SHAREHOLDERS’ EQUITY
Preferred shares
(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2016 and 2017)	-	-	-
Class A Ordinary shares
(US$ 0.003 par value; 66,666,667 and 66,666,667 shares authorized; 33,990,680 and 34,206,939 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	636	640	98
Class C Ordinary shares
(US$ 0.003 par value; 8,333,333 and 8,333,333 shares authorized; 4,708,415 and 4,708,415 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	90	90	14
Additional paid-in capital	3,453,227	3,456,307	531,225
Accumulated deficit	(3,343,142)	(3,296,679)	(506,691)
Accumulated other comprehensive income	5,705	6,876	1,056
Total shareholders’ equity	116,516	167,234	25,702

Total liabilities and shareholders’ equity	185,492	264,960	40,725

	Years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	-	-	-	-
Cost of revenues
- Educational program and services	-	-	-	-
GROSS LOSS	-	-	-	-
Operating expenses:
Selling and marketing	(410)	-	-	-
General and administrative	(79,562)	(18,854)	(13,457)	(2,068)
Research and development	(660)	-	-	-
Total operating expenses	(80,632)	(18,854)	(13,457)	(2,068)

OPERATING LOSS	(80,632)	(18,854)	(13,457)	(2,068)
Share of (loss) income from subsidiaries	201,051	(23,274)	59,933	9,212
OTHER EXPENSE
Interest (expense) income, net	(56,549)	1	2	-
Foreign exchange losses, net	(131)	-	-	-
Other income (expense), net	-	6,427	(15)	(2)
Income tax	-	-	-	-
NET INCOME (LOSS)	63,739	(35,700)	46,463	7,142

Statements of Cash Flows

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(40,384)	(6,348)	(18,255)	(2,806)
Cash flows from investing activities	-	-	(1,556)	(239)
Cash flows from financing activities	48,876	(843)	18,667	2,869
Effects of exchange rate changes on cash and cash equivalents	-	-	-	-
Net change in cash and cash equivalents	8,492	(7,191)	(1,144)	(176)
Cash and cash equivalents at beginning of year	166	8,658	1,467	225
Cash and cash equivalents at end of year	8,658	1,467	323	50

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities
Conversion of convertible loan to ordinary shares and waiver of related accrued interest expenses	70,146	-	-	-